Income Taxes - Summary of Effective Income Tax Rate Reconciliation (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Current tax at U.S. statutory rate, Amount	$ (525,119)
Non-deductible Redeemable Warrants, Amount	463,013
Change in valuation allowance, Amount	62,106
Total income tax provision/(benefit), Amount	$ 0	$ 0
Current tax at U.S. statutory rate, Percent of Pretax	21.00%
Non-deductible Redeemable Warrants, Percent of Pretax	(19.00%)
Change in valuation allowance, Percent of Pretax	(2.00%)
Total income tax provision/(benefit), Percent of Pretax	0.00%	0.00%